UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21259
                                                     ---------

                  Promark Absolute Return Strategies Fund, LLC
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                        Promark Investment Advisors, Inc.
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
               ---------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (212) 418-6307
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2009
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                     PROMARK ABSOLUTE RETURN STRATEGY FUND I
           (A Series of Promark Absolute Return Strategies Fund, LLC)

                      SEMI-ANNUAL REPORT TO MEMBERS FOR THE
                 SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)

           PROMARK ABSOLUTE RETURN STRATEGY FUND I
           (A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)


           TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                          Pages

           Schedule of Investments                                        1 - 3

           Statement of Assets, Liabilities and Members' Capital              4

           Statement of Operations                                            5

           Statements of Changes in Members' Capital                          6

           Statement of Cash Flows                                            7

           Notes to Financial Statements                                 8 - 15

           Financial Highlights                                              16

           Additional Information                                            17

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               PERCENTAGE
                                           INITIAL                    NUMBER      OF                    EXPIRATION DATE
                                         ACQUISITION                    OF      MEMBERS'        FAIR       OF LOCK-UP
                                            DATE          COST        SHARES    CAPITAL        VALUE      PERIOD(2)**   LIQUIDITY**
                                            -----         -----       ------    -------        ------     -----------   -----------
  INVESTMENTS IN INVESTMENT FUNDS ^ #
  (98.57%)

  CREDIT (33.35%)
  ---------------
  Aristeia Special Investments Ltd.,
     Class A Voting - Initial Series         Mar-07  $      653,940       654     0.03%   $    1,134,501       N/A       Quarterly
  Avenue Europe International, Ltd.,
     Class F, Series 0306                    Aug-05     115,000,000    10,280     2.69%      112,987,107       N/A       Quarterly
  Bayview Opportunity Offshore, L.P.         Mar-08      93,215,177         *     2.42%      101,710,134      Dec-11     Quarterly
  Canyon Special Opportunities Fund
     (Cayman) Ltd.                           Sep-07     100,000,000   100,118     1.85%       77,430,283      Dec-10     Quarterly
  Canyon Special Opportunities Fund II
     (Cayman) Ltd., Class A Initial
     Series                                  Oct-08      65,000,000    65,000     2.10%       88,056,878      Dec-10     Quarterly
  Cerberus International Ltd.,
     Class A                                 Dec-01      67,605,660       175     2.32%       97,365,102       N/A       Quarterly
  Gracie International Credit
     Opportunities Fund Ltd.,
     Class D Series 1                        Jan-06      92,727,538    77,239     3.69%      154,762,112       N/A       Quarterly
  Greywolf Capital Overseas Fund,
     Class A Tranche 1 -
     Series OVR_OV038                        Dec-04      50,700,932    40,487     1.57%       65,709,302       N/A       Quarterly
  Greywolf Capital Overseas Fund,
     Class S ***                             Dec-05       8,241,939     8,242     0.18%        7,728,614       (1)          (1)
  King Street Capital, L.P.                  Jun-02      60,091,194         *     3.27%      137,322,266       N/A       Quarterly
  King Street Capital, L.P.,
     Special Investment ***                  Jan-06       5,263,985         *     0.12%        5,015,317       (1)          (1)
  MKP Credit Offshore, Ltd.,
     Series MKPCRNVIIIA0901                  Sep-09     100,000,000   100,000     2.43%      101,785,100      Sep-10     Quarterly
  Regiment Capital Ltd., Class 1
     Series M                                Feb-06      58,000,000   580,000     1.85%       77,461,494       N/A        Annually
  Regiment Capital Ltd., Class 2
     Series M                                Mar-08      70,000,000   700,000     1.83%       76,833,750      Jun-10      Annually
  Regiment Capital Ltd., Class 8
     Series M                                Jul-09      25,000,000   250,000     0.64%       26,892,050      Jun-11      Annually
  Silver Point Capital Offshore Fund,
     Ltd., Class H Series 242                Nov-07      97,590,126     9,810     2.21%       92,560,377      Dec-09      Annually
  Silver Point Capital Offshore Fund,
     Ltd., Class D ***                       Dec-07      18,168,597     1,821     0.37%       15,753,737       (1)          (1)
  STYX International Fund, Ltd.,
     Class A , Series 1                      Apr-02     137,442,600    48,312     3.78%      158,731,399       N/A        Annually
                                                                                          --------------
                                                                                           1,399,239,523
                                                                                          --------------

  EVENT DRIVEN (8.01%)
  --------------------
  Castlerigg Offshore III Ltd.
     Non Voting                              Jan-09      12,797,547     1,716     0.29%       12,316,497       (1)          (1)
  Canyon Value Realization Fund
     Ltd Cl. A DI                            Nov-08       9,252,854     9,253     0.24%       10,207,803       (1)          (1)
  Centaurus Alpha Fund, Ltd.,
     Voting A USD Sidepocket Shares          Apr-09         719,205     4,975     0.02%          841,529       (1)          (1)
  Empyrean Capital Overseas Fund
     Ltd., Class A Series 1                  Aug-04      11,375,173    11,152     0.42%       17,416,498       N/A       Quarterly
  Empyrean Capital Overseas Fund
     Ltd., Class E Series 1                  Jul-07      32,561,410    32,561     0.87%       36,328,440      Jun-10     Quarterly
  Empyrean Capital Overseas Fund
     Ltd., Class E1 Series 1                 Jul-07      26,845,507    37,213     0.99%       41,477,654      Jun-10     Quarterly
  Empyrean Capital Overseas Fund
     Ltd., Special Investment ***            Nov-06       7,332,558     7,333     0.11%        4,846,236       (1)          (1)
  OZ Asia Overseas Fund, Ltd.,
     Class A Prime                           May-06      72,428,849    70,432     1.79%       74,951,172       N/A        Annually
  OZ Asia Overseas Fund, Ltd.,
     Class C Prime ***                       May-06      12,734,321    12,734     0.23%        9,521,057       (1)          (1)
  Taconic Opportunity Offshore Fund
     Ltd., Class A Series 95 NR              Jul-07     125,000,000   125,000     3.05%      127,997,660       N/A        Monthly
  Taconic Opportunity Offshore Fund
     Ltd., Class SP4-A-NR-Series 1005        Oct-08              --     1,202     0.00%               --       (1)          (1)
                                                                                          --------------
                                                                                             335,904,546
                                                                                          --------------

  LONG/SHORT EQUITY (36.37%)
  --------------------------
  Artis Partners Ltd., Class A
     Series 1                                Jan-04      44,727,638   339,521     2.00%       83,945,843       N/A        Monthly
  Artis Partners 2X Ltd., Class A
     Series 1                                Aug-04      20,000,000   183,310     1.51%       63,438,317       N/A        Monthly
  Black Bear Offshore Liquidating
     Fund SPC                                Jul-09         181,045       181     0.01%          216,649       (1)          (1)
  Cycladic Catalyst Fund, USD Class BB       Apr-06         223,764     2,238     0.00%           28,127       N/A       Quarterly
  Cycladic Catalyst Fund, Class USD
     SP B Shares                             Jun-08       1,341,085    13,411     0.00%          198,883       (1)          (1)
  Front Point Offshore Healthcare
     Fund, L.P.                              May-05      42,872,079         *     1.39%       58,153,827       N/A       Quarterly
  Front Point Offshore Healthcare
     Fund 2X, L.P.                           Apr-09      40,000,000         *     1.13%       47,203,095       N/A       Quarterly
  HealthCor Offshore Ltd., Class A
     Series 1                                Jul-07     150,000,000   102,600     4.23%      177,292,394       N/A       Quarterly
  Ivory Offshore Flagship Fund Ltd.,
     Class A Series 1                        May-04      95,000,000   125,386     3.43%      143,941,684       N/A       Quarterly
  Ivory Offshore Flagship Fund Ltd.,
     Class A Series 08/08                    Aug-08      20,000,000    20,000     0.52%       21,636,096       N/A       Quarterly
  Lansdowne UK Equity Fund Limited,
     USD Shares                              Feb-07      80,000,000   297,158     2.70%      113,512,770       N/A        Monthly
  Longbow Capital International Fund,
     Ltd., Class C Series 1                  Jan-06      16,446,554    16,034     0.43%       18,182,154       N/A       Quarterly
  Longbow Infrastructure, L.P.               Apr-09      35,481,595         *     0.85%       35,448,973       N/A       Quarterly
  Longbow Infrastructure, Ltd.,
     Class C Series 1 (2007-03-01)           Mar-07      29,710,825    28,775     0.67%       28,209,813       N/A       Quarterly
  Longbow Partners, L.P.                     Jan-06      49,500,000         *     1.30%       54,466,595       N/A       Quarterly
  Pennant Windward Fund, Ltd.,
     Class A Series 13                       Jul-09     100,000,000   100,000     2.51%      105,428,000      Sep-10     Quarterly
  Samlyn Offshore Ltd., Class A1
     Series 51                               Oct-07     123,000,000    98,748     3.80%      159,337,971      Dec-09   Semiannually
  Scout Capital Fund, Ltd., Class A
     Series 1                                Dec-01      59,782,813   439,820     2.69%      112,972,537       N/A       Quarterly
  Tosca Fund Ltd., USD Class A               Apr-02       4,007,873    24,604     0.08%        3,164,705       N/A       Quarterly
  TPG-Axon Partners (Offshore), Ltd.,
     Class H Series 76                       Dec-07     111,754,420   111,958     2.06%       86,231,724      Mar-10     Quarterly
  TPG-Axon Partners (Offshore), Ltd.,
     Class S ***                             Dec-08       8,694,283     8,694     0.21%        8,872,895       (1)          (1)
  Viking Global Equities III Ltd.
     Class H Series 1E                       Feb-09     100,000,000    68,452     2.62%      110,128,417      Jan-10      Monthly
  Viking Global Equities III Ltd.
     Class H Series 2E                       Jul-09      25,000,000    25,000     0.63%       26,468,605      Jun-10      Monthly
  Zaxis Offshore Limited, Class A1           Nov-01      34,677,856    26,263     1.26%       52,993,979       N/A        Monthly
  Zaxis Offshore Limited, Class A66          May-08      15,000,000    15,000     0.34%       14,279,250       N/A        Monthly
                                                                                          --------------
                                                                                           1,525,753,303
                                                                                          --------------


                 See Accompanying Notes to Financial Statements

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                               PERCENTAGE
                                           INITIAL                    NUMBER      OF                    EXPIRATION DATE
                                         ACQUISITION                    OF      MEMBERS'        FAIR       OF LOCK-UP
                                            DATE          COST        SHARES    CAPITAL        VALUE      PERIOD(2)**   LIQUIDITY**
                                            -----         -----       ------    -------        ------     -----------   -----------
  INVESTMENTS IN INVESTMENT FUNDS ^ #
  (98.57%) (CONTINUED)

  MULTI-STRATEGY (6.12%)
  ----------------------
  O'Connor Global Multi-Strategy
     Alpha Limited, Class M Series 1         Oct-01  $   88,441,004    86,889     3.44%   $  144,303,768      N/A        Quarterly
  Shepherd Investments International
     Limited, Class B                        Jan-02      70,700,037   104,628     2.21%       92,620,647      N/A        Quarterly
  Shepherd Investments International
     Limited, Class S ***                    Feb-06      26,257,765   475,106     0.47%       19,640,124      (1)           (1)
                                                                                          --------------
                                                                                             256,564,539
                                                                                          --------------

  RELATIVE VALUE (9.92%)
  ----------------------
  AQR Global Stock Selection HV
     Offshore Fund Ltd.,
     Class E Series Initial                  Nov-06      50,000,000       500     0.85%       35,519,247      N/A        Quarterly
  AQR Global Stock Selection HV
     Offshore Fund Ltd.,
     Class E Series 06 2007                  Jun-07      10,000,000        86     0.14%        5,989,271      N/A        Quarterly
  Aristeia International Limited,
     Class A Voting                          Mar-03      55,205,046    99,801     2.03%       85,380,779      N/A        Quarterly
  Aristeia International Limited,
     Class ASI A Voting RF                   Jul-09      29,000,000    38,197     0.81%       33,810,094      N/A        Quarterly
  Bridgewater Pure Alpha Fund I,
     Class B Lead Series                     Jun-06     105,000,000    55,541     2.71%      113,843,871      N/A         Monthly
  Bridgewater Pure Alpha Fund I,
     Class B Series 8                        Jul-09      25,000,000    25,000     0.62%       26,025,499      N/A         Monthly
  Goldman Sachs Global Alpha
     Fund Plc., Class C Series 1             Mar-06      75,000,000   448,646     1.26%       52,808,554      N/A        Quarterly
  Renaissance Institutional Equities
     Fund, LLC, Series B                     May-06      75,000,000         *     1.50%       63,003,394      N/A         Monthly
                                                                                          --------------
                                                                                             416,380,709
                                                                                          --------------

  TRADING (4.80%)
  ---------------
  Brevan Howard Fund Limited,
     Class B US                              Aug-09     125,000,000   665,178     3.04%      127,622,895      N/A         Monthly
  Nias Futures Fund Ltd., Class A
     Series 2 (February 2009)                Feb-09      70,000,000    70,000     1.64%       68,639,683      N/A        Quarterly
  Nias Futures Fund Ltd., Class A
     Series 7 (July 2009)                    Jul-09       5,000,000     5,000     0.12%        5,016,445      N/A        Quarterly
                                                                                          --------------
                                                                                             201,279,023
                                                                                          --------------

  TOTAL INVESTMENTS IN
    INVESTMENT FUNDS ^ # (98.57%)                    $3,492,754,794                       $4,135,121,643

  INVESTMENT IN SHORT-TERM SECURITIES (2.08%)

  JP Morgan Chase Nassau Time Deposit                    87,297,758                           87,297,758
                                                     --------------                       --------------
  TOTAL INVESTMENTS (100.65%)                        $3,580,052,552                        4,222,419,401
                                                     ==============                       ==============
  OTHER LIABILITIES IN EXCESS OF ASSETS (-0.65%)                                             (27,296,732)
                                                                                          --------------
  MEMBERS' CAPITAL (100.00%)                                                              $4,195,122,669
                                                                                          ==============



                 See Accompanying Notes to Financial Statements

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


      INVESTMENT STRATEGY AS A PERCENTAGE OF MEMBERS' CAPITAL        PERCENT OF
                                                                      MEMBERS'
      STRATEGY ALLOCATION                                             CAPITAL
      -------------------------------------------------------------------------
      Credit                                                            33.35%
      Event Driven                                                       8.01%
      Long/Short Equity                                                 36.37%
      Multi-Strategy                                                     6.12%
      Relative Value                                                     9.92%
      Trading                                                            4.80%
                                                                       ------
      Total Investments in Investment Funds                             98.57%
                                                                       ======

#   Non-income producing securities.
^ Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of September 30, 2009 was $3,492,754,794 and $4,135,121,643,
    respectively.
*   Security is a partnership that does not issue shares.
**  See Note 8 to the financial statements.
*** Multiple side pocket investments aggregated under the same Investment Fund.


(1) These investments are not redeemable until a realization or liquidity event occurs for the underlying investments as determined by the respective Investment Fund.

(2) Investments in Investment Funds may be composed of multiple tranches. The Expiration Date of Lock-Up Period relates to the earliest date after September 30, 2009 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Expiration Date of Lock-Up Period. Redemptions from Investment Funds may be subject to fees.

                 See Accompanying Notes to Financial Statements

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A Series of Promark Absolute Return Strategies Fund, LLC)


STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
Investments in Investment Funds, at fair value (cost $3,492,754,794)            $4,135,121,643
Investment in short-term securities (cost $87,297,758)                              87,297,758
Receivable from redemptions of investments in Investment Funds                     179,423,812
Interest receivable                                                                        245
                                                                                --------------
          Total assets                                                           4,401,843,458
                                                                                --------------

LIABILITIES
Withdrawals payable                                                                195,000,000
Management fee payable                                                              10,468,060
Accounting and administration fee payable                                              203,911
Board of Managers' fee payable                                                          32,063
Other accrued expenses payable                                                       1,016,755
                                                                                --------------
          Total liabilities                                                        206,720,789
                                                                                --------------

MEMBERS' CAPITAL                                                                $4,195,122,669
                                                                                ==============

MEMBERS' CAPITAL:
       Represented by:
          Capital                                                               $3,631,801,661
          Net unrealized appreciation on investments                               642,366,849
          Accumulated net realized gain on investments                             102,473,274
          Accumulated net investment loss                                         (181,519,115)
                                                                                --------------
MEMBERS' CAPITAL                                                                $4,195,122,669
                                                                                ==============

                 See Accompanying Notes to Financial Statements

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A Series of Promark Absolute Return Strategies Fund, LLC)


STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
       Interest                                                                 $     18,101
                                                                                ------------
       Total investment income                                                        18,101
                                                                                ------------


EXPENSES:
       Management fee                                                             20,406,384
       Accounting and administration fee                                             404,191
       Professional fee                                                              431,850
       Board of Managers' fee                                                         37,500
       Other expenses                                                                512,369
                                                                                ------------
       Total expenses                                                             21,792,294
                                                                                ------------

NET INVESTMENT LOSS                                                              (21,774,193)
                                                                                ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS IN
       INVESTMENT FUNDS
       Net realized gain on investments in Investment Funds                       37,800,825
       Net change in unrealized appreciation on investments in Investment Funds  476,636,586
                                                                                ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS IN
       INVESTMENT FUNDS                                                          514,437,411
                                                                                ------------

NET INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                                  $492,663,218
                                                                                ============

                 See Accompanying Notes to Financial Statements

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------


                                                                                For the Period Ended              For the
                                                                                 September 30, 2009             Year Ended
                                                                                    (Unaudited)               March 31, 2009
                                                                                --------------------          --------------
MEMBERS' CAPITAL, BEGINNING OF PERIOD                                              $3,797,459,451             $4,181,884,418

       Capital contributions                                                          100,000,000                170,000,000

       Capital withdrawals                                                           (195,000,000)                        --

       Net investment loss                                                            (21,774,193)               (41,099,836)

       Net realized gain (loss) on investments in Investment Funds                     37,800,825                (30,568,303)

       Net change in unrealized appreciation on investments
             in Investment Funds                                                      476,636,586               (482,756,828)
                                                                                   --------------             --------------

MEMBERS' CAPITAL, END OF PERIOD                                                    $4,195,122,669             $3,797,459,451
                                                                                   ==============             ==============

                 See Accompanying Notes to Financial Statements

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)


STATEMENT OF CASH FLOWS
FOR THE PERIOD ENDED SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' Capital derived from operations                                            $ 492,663,218
      Adjustments to reconcile net increase in Members' Capital derived from operations to net cash used by operating activities:
                Purchases of investments in Investment Funds                                         (558,967,057)
                Proceeds from redemption of investments in Investment Funds                           390,330,697
                Proceeds from sales of investments in short-term securities, net                       89,346,097
                Net realized gain on investments in Investment Funds                                  (37,800,825)
                Net change in unrealized appreciation on investments in Investment Funds             (476,636,586)
                Decrease in interest receivable                                                             3,495
                Increase in management fee payable                                                      1,053,157
                Increase in accounting and administration fee payable                                       3,722
                Decrease in Board of Managers' fee payable                                                (37,539)
                Increase in other accrued expenses                                                         41,621
                                                                                                    -------------
                Net cash used in operating activities                                                (100,000,000)
                                                                                                    -------------

CASH FLOW FROM FINANCING ACTIVITIES
      Capital contributions                                                                           100,000,000
      Capital withdrawals                                                                                      --
                                                                                                    -------------
                Net cash provided by financing activities                                             100,000,000
                                                                                                    -------------

NET CHANGE IN CASH                                                                                             --

CASH AT BEGINNING OF PERIOD                                                                                    --
                                                                                                    -------------

CASH AT END OF PERIOD                                                                               $          --
                                                                                                    =============

                 See Accompanying Notes to Financial Statements

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Promark Absolute Return Strategies Fund, LLC (the "Company"), formerly known as GMAM Absolute Return Strategies Fund, LLC, was organized as a Delaware limited liability company on June 13, 2001. In November, 2002, the Company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The interests in the Company are not registered under the Securities Act of 1933, as amended. The Company is organized to offer one or more series of membership interests (each a "Fund" and collectively the "Funds"). The Managers (as defined below) on behalf of the Company may create one or more Funds (and one or more classes of equity membership and/or debt interests in any Fund or Funds) at any time without the approval of the persons who have purchased interests in any Fund ("Members"). Each Fund will have such relative rights, powers and duties, and invest in such securities and other instruments and assets, as the Managers shall deem proper, including rights, powers and duties senior or subordinate to other Funds.

      The Company has created Promark Absolute Return Strategy Fund I, a series of the Company ("Fund I"), formerly known as GMAM Absolute Return Strategy Fund I, which commenced operations on June 26, 2001. The investment advisor for Fund I is Promark Investment Advisors, Inc. (the "Advisor"), formerly known as General Motors Investment Management Corporation. The Advisor is an indirect subsidiary of General Motors Company ("General Motors"), a company that effective July 10, 2009 acquired operations from General Motors Corporation ("Old GM") following Old GM's bankruptcy. The Advisor manages the investment activities of Fund I pursuant to an investment advisory agreement (the "Investment Advisory Agreement") with the Company.

      Fund I seeks to achieve its objectives through the allocation of capital among selected investment managers (the "Portfolio Managers") or the investment funds that they manage ("Investment Funds"). Fund I primarily invests in Investment Funds and currently does not have any separate account arrangements with Portfolio Managers. Responsibility for the overall management and supervision of the operations of the Company is vested in the persons or entities ("Managers") that serve as the Board of Managers of the Company ("Board of Managers").

      The Board of Managers has considered the Advisor's financial resources in light of recent events with respect to the Advisor's ultimate parent company, General Motors, and General Motors' viability as a going concern, and concluded that the Advisor's financial resources were not considered to be dependent upon General Motors, and that the Advisor would be able to continue as a going concern to meet its obligations under the Investment Advisory Agreement.

2.    SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - Fund I values its investments in Investment Funds at fair value, which is provided by the Portfolio Managers or the Investment Funds. Under procedures established by the Board of Managers, the Advisor conducts periodic reviews of the valuation methodology used by Portfolio Managers or Investment Funds to ascertain that they utilize readily available market values and otherwise follow fair value procedures that the Advisor reasonably believes are consistent with those set forth in its own valuation policies and procedures in determining its net asset value. Where estimates are used in determining the net asset value, there may be a material

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - (CONTINUED) - difference from the values that would exist in a ready market due to the inherent subjectivity of these estimates. The valuations provided by the Portfolio Managers and the Investment Funds have been determined pursuant to the valuation policies of the respective Portfolio Manager or Investment Funds' management and cannot be independently confirmed by either the Advisor or the Board of Managers. In accordance with these procedures, fair value as of each month-end ordinarily is the net asset value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of Fund I's valuation. As a general matter, the fair value of Fund I's interest in an Investment Fund represents the amount that Fund I could reasonably expect to receive from an Investment Fund if Fund I's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that Fund I believes to be reliable.

      If the Advisor determines that the most recent value reported by the Portfolio Manager or Investment Fund does not represent fair value or if the Portfolio Manager or the Investment Fund fails to report a value to Fund I, a fair value determination is made under procedures established by and under the general supervision of the Board of Managers. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. As of September 30, 2009, no investments in Investment Funds were valued using this approach.

      In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America ("GAAP"), Fund I discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that Fund I would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. The guidance establishes a three-tier hierarchy to distinguish between inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of Fund I's investments. The inputs are summarized in the three broad levels listed below:

      -- Level 1 - quoted prices in active markets for identical securities
      -- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
      -- Level 3 - significant unobservable inputs (including Fund I's assumptions in determining the fair value of Investment
                   Funds)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      The guidance requires that Fund I must determine whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). Fund I must also provide guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, Fund I must consider inputs and valuation techniques used for each major category for securities with "major category" being defined as major security type. Fund I has reviewed this activity and has determined it did not have a material impact on Fund I's financial statements. For assets and liabilities measured at fair value on a recurring basis during the period, Fund I must provide quantitative disclosures about the fair value measurements separately for each major category of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by major category.

      The following is a summary of the inputs used as of September 30, 2009, in valuing Fund I's assets carried at fair value:


      --------------------------------------------------------------------------------
                                                Investments in         Other Financial
      Valuation Inputs                          Investment Funds        Instruments*
      --------------------------------------------------------------------------------

      --------------------------------------------------------------------------------
      Level 1                                    $           --         $        --
      --------------------------------------------------------------------------------
      Level 2                                                --          87,297,758
      --------------------------------------------------------------------------------
      Level 3                                     4,135,121,643                  --
      --------------------------------------------------------------------------------
      TOTAL                                      $4,135,121,643         $87,297,758
      --------------------------------------------------------------------------------

      * Other financial instruments include short-term securities.

      The following table is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

      -----------------------------------------------------------
                                                Investments in
      Valuation Inputs                          Investment Funds
      -----------------------------------------------------------
      Balance as of April 1, 2009                $3,515,293,006
      -----------------------------------------------------------
      Net realized gain (loss)                       37,800,825
      -----------------------------------------------------------
      Net change in unrealized appreciation
      (depreciation)                                476,636,586
      -----------------------------------------------------------
      Net purchases (sales)                         105,391,226
      -----------------------------------------------------------
      Net transfers in (out) of Level 3                      --
      -----------------------------------------------------------
      Balance as of September 30, 2009           $4,135,121,643
      -----------------------------------------------------------

      -----------------------------------------------------------
      Net change in unrealized appreciation
      (depreciation) on assets still held as
      of September 30, 2009                      $  478,520,322
      -----------------------------------------------------------

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      INVESTMENT VALUATION - INVESTMENT IN SHORT-TERM SECURITIES - Fund I values its investments in short-term securities at cost, which approximates fair value and records the accrued interest separately as a receivable.

      INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME - Investment transactions are recorded on a trade date basis. Dividend income and distributions from Investment Funds are recorded on ex-date. Interest income is recognized on an accrual basis.

      Net realized gains or losses are recognized when Fund I redeems or partially redeems its interest in an investment. In determining the net gain or loss on redemption of investments in Investment Funds, the cost of such investments is determined on the average cost basis.

      NET ASSET VALUATION - Fund I's net asset value as of the end of each month is determined, generally, within 30 business days of the last day of that month. All valuations are net of expenses, including accrued management fees and performance fees or allocations payable to the Portfolio Managers.

      FUND EXPENSES - Fund I bears all of its operating expenses other than those specifically required to be borne by the Advisor or other party pursuant to the Investment Advisory Agreement or other agreement with the Company. The Advisor is entitled to reimbursement from Fund I for any expenses that it pays on behalf of Fund I.

      INCOME TAXES - Fund I is treated as a partnership for federal, state and local income tax purposes, and, as such, taxes are the responsibility of the individual Members. Therefore, no provision for the payment of federal, state or local income taxes has been made.

      Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed Fund I's tax positions and has concluded that no provision for income tax is required in Fund I's financial statements. Fund I is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Funds I's federal tax returns for the prior five fiscal years remains subject to examination by the Internal Revenue Service.

      ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Estimates and assumptions, by their nature, are based on judgments and available information. Actual results could differ from these estimates and assumptions, and the differences could be material.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3.    ALLOCATION OF PROFITS AND EXPENDITURES

      As of the last day of each fiscal period, the net profit or net loss (as defined in the Company's Amended and Restated Limited Liability Company Agreement (the "Agreement")) for the fiscal period for Fund I shall be allocated among and credited to or debited against the capital accounts of the Members in accordance with their respective investment percentages in Fund I for such fiscal period.

      Except as otherwise provided for in the Agreement, any expenditures payable by Fund I, to the extent determined by the Board of Managers to have been paid or withheld on behalf of, or by reason of particular circumstances applicable to, one or more but fewer than all of the Members, shall be charged to only those Members on whose behalf such payments are made or whose particular circumstances gave rise to such payments. These charges shall be debited to the capital accounts of such Members as of the close of the fiscal period during which any such items were paid or accrued by such Fund.

4.    RELATED PARTY TRANSACTIONS

      The Advisor serves as a fiduciary to First Plaza Group Trust II ("Trust II"), and General Motors Welfare Benefit Trust, each of which owns approximately 89% and 10%, respectively, of Fund I as of September 30, 2009. Trust II is a group trust representing various employee benefit plans, including plans of General Motors and its affiliates and/or former affiliates. General Motors Welfare Benefit Trust is a welfare benefit trust representing employee welfare benefit plans of General Motors hourly employees. It is contemplated that effective on or about January 4, 2010, the ownership interest in Fund I held by the General Motors Welfare Benefit Trust will be transferred to an unaffiliated entity known as the UAW Retirement Medical Benefits Trust.

      MANAGEMENT FEE - The Company receives investment management and advisory services under the Investment Advisory Agreement that provides for a fee, calculated monthly, to be paid quarterly to the Advisor at an annual rate of 1.00% of Fund I's net assets. The Advisor may, in its discretion or as required by applicable law, reimburse or offset the fees incurred by a Member that has a separate advisory or other fiduciary relationship with the Advisor or its affiliates.

      BOARD OF MANAGERS' FEES - Each member of the Board of Managers who is not an "interested person" of the Company, as defined in the 1940 Act (the "Independent Managers"), receives an annual retainer of $20,000 plus a fee of $5,000 for each board meeting attended in person or $2,500 for each board meeting attended telephonically. Currently, one Manager is an
      "interested person" of the Company. The Company reimburses those Independent Managers for all reasonable out-of-pocket expenses incurred by them in performing their duties.

5.    ADMINISTRATIVE SERVICES

      PNC Global Investment Servicing (U.S.), Inc. ("PNC"), serves as the administrative, accounting and investor servicing agent to Fund I and in that capacity provides certain administrative, accounting, record keeping and investor related services. PNC receives a monthly fee based upon Fund I's net assets at the beginning of each month after taking into account any capital contribution made on the first business day of the month, subject to minimum monthly fees.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

6.    INVESTMENTS IN INVESTMENT FUNDS

      The Investment Funds pay asset-based management fees to Portfolio Managers generally ranging from 1.00% to 2.00% annually of the net assets of the Investment Funds. Additionally, the Portfolio Managers generally receive incentive fees or incentive allocations of generally up to 20% of the Investments Funds' net profits. These management and incentive fees (as well as other expenses of the Investment Funds) are accounted for in the valuations of the Investment Funds (which are reported in these financial statements net of such fees) and are not included in management fee on the Statement of Operations.

      Total purchases and redemptions of investments in Investment Funds by Fund I for the six months ended September 30, 2009 amounted to $558,967,057 and $453,575,831, respectively.

7.    TAX

      The cost of investments in Investment Funds for federal income tax purposes is adjusted for items of taxable income allocated to Fund I from the Investment Funds. The allocated taxable income has not been provided to Fund I for all of the Investment Funds as of September 30, 2009. As such, the tax basis of investments in Investment Funds is listed below adjusted by using the most recent available taxable income adjustment allocated to Fund I as of September 30, 2008.


                                                            TAX BASIS              BOOK BASIS
                                                            ---------              ----------
      Cost basis                                          $3,598,459,600         $3,492,754,794
      Gross unrealized appreciation                          684,550,070            771,952,276
      Gross unrealized depreciation                         (147,888,027)          (129,585,427)
      Net unrealized appreciation on investments             536,662,043            642,366,849

      Each Member of Fund I as of September 30, 2009 is organized and created as a tax-exempt trust under Section 501(a) of the Internal Revenue Code of 1986, as amended.

8.    CREDIT, LIQUIDITY AND MARKET RISK

      Investing in Fund I involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from redemptions or subject to fees for redemptions as part of contractual obligations agreed to by the Advisor on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I's total or partial interest and may delay or deny satisfying a redemption request depending on the Investment Fund's governing agreements. Additionally, liquidity in Investment Funds may be limited due to a "gate" that may be imposed by the Investment Fund. Gates are imposed to prevent disorderly withdrawals from the Investment Funds, and may limit the amount of capital allowed to be redeemed on any respective liquidity date. Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds' net assets or in the case of an investor level gate, when a redemption request exceeds a specified percentage of the investor's investment.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

8.    CREDIT, LIQUIDITY AND MARKET RISK (CONTINUED)

      Some of the Investment Funds may acquire assets or securities which lack readily assessable market values, are less liquid or should be held until the resolution of a special event or circumstance. Some of these investments are held in so-called "side pockets", sub-funds within the Investment Funds, or special purpose vehicles, which are liquidated separately, potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Were Fund I to seek to liquidate its investment in an Investment Fund which maintains these investments in side pocket arrangements, or which holds substantially all of its assets in illiquid securities, Fund I might not be able to fully liquidate its investment promptly. In such cases, during the period until Fund I fully liquidates its interest in the Investment Fund, the value of its investment would fluctuate.

      As of September 30, 2009, approximately 31% of Fund I's investments in Investment Funds are not yet redeemable, and an additional 42% are redeemable with various restrictions, including potential gates or redemption fees.

      Fund I may maintain cash in high-quality, short-term cash equivalents which may not be federally insured. As of September 30, 2009, Fund I has not experienced any losses in such accounts.

9.    REPURCHASE OF COMPANY INTERESTS

      No Member will have the right to require Fund I or the Company to redeem such Member's interest in Fund I. There is no public market for interests in Fund I and none is expected to develop. Consequently, Members may not be able to liquidate their investment other than as a result of repurchases of interests as described below.

      The Board of Managers may, from time to time and in its sole discretion, determine to cause Fund I to repurchase interests or portions of interests in Fund I from Members pursuant to written tenders by Members as and to the extent provided for in the Agreement. Fund I concluded two previous offers to purchase interests from Members, with the first in March 2008 and the second in October 2009.

10.   UNDERLYING FUNDS

      As of September 30, 2009, Fund I does not have any investments in Investment Funds exceeding 5% of Fund I's net assets. Fund I is not able to obtain information about the specific investments held by some of the Investment Funds due to a lack of available data.

11.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Investment Funds in which Fund I invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return swap contracts. Fund I's risk of loss in these Investment Funds is limited to the value of the investments reported by the Investment Funds. Fund I itself does not invest in securities with off-balance sheet risk.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

12.   SUBSEQUENT EVENTS

      Subsequent   to  September   30,  2009  there  were   additional   capital
      contributions totaling $350,000,000.

      Management has evaluated the impact of all subsequent events on Fund I through November 27, 2009, the date the financial statements were issued, and has determined that were no additional subsequent events, other than stated above, requiring recognition or disclosure in the financial statements.

13.   INVESTMENT COMMITMENTS

      As of September 30, 2009, Fund I had an unfunded investment commitment to an Investment Fund of $32,165,211.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following represents the ratios to average Members' capital and other supplemental information for the following periods:


                                    For the Period
                                         Ended
                                     September 30,           Year                 Year                  Year              Year
                                         2009                Ended               Ended                 Ended             Ended
                                      (Unaudited)       March 31, 2009       March 31, 2008       March 31, 2007    March 31, 2006
                                    --------------      --------------       --------------       --------------    --------------
Total Return (1)                          13.02%            (13.04)%              (0.13)%                9.20%             11.15%
Members' capital, end
  of period (000)                     $4,195,123          $3,797,459           $4,181,884           $3,108,157         $2,580,788
Portfolio Turnover                           12%                 15%                   8%                  12%                16%

Annualized ratios to
  average Members' capital: (2)


Operating expenses                         1.08%               1.07%                1.08%                1.10%              1.07%


Net investment loss                      (1.08)%             (1.03)%              (1.01)%              (0.98)%            (0.99)%

(1) Total return assumes a purchase of an interest in Fund I on the first day and a sale of the interest on the last day of the period noted. Returns are geometrically linked based on capital cash flow dates during the reporting period. An individual Member's results may vary from these results based on the timing of capital transactions.

(2) Average Members' capital is measured using the weighted average Members' capital at each cash flow date.

                 See Accompanying Notes to Financial Statements

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

ADDITIONAL INFORMATION (UNAUDITED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

      PROXY VOTING

      A description of Fund I's Proxy Voting Policies and Procedures and Fund I's portfolio securities voting record for the period July 1, 2008 through June 30, 2009 is available on the Securities and Exchange Commission's
      ("SEC") web site at www.sec.gov. These are found on the site under "Filings and Forms - Search for Company Filings" and then "Company or fund name" and may also be obtained at no additional charge by calling collect 302-791-2595.

      FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS ("FORM N-Q")

      Fund I files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Fund I's Form N-Q is available on the SEC's web site at www.sec.gov (by conducting a "Search for Company Filings") and may be obtained at no additional charge by calling collect 302-791-2595.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Promark Absolute Return Strategies Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Nancy C. Everett
                         -------------------------------------------------------
                           Nancy C. Everett, President and
                           Chief Executive Officer
                           (principal executive officer)

Date                       November 30, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Nancy C. Everett
                         -------------------------------------------------------
                           Nancy C. Everett, President and
                           Chief Executive Officer
                           (principal executive officer)

Date                       November 30, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Klehm
                         -------------------------------------------------------
                           Michael Klehm, Treasurer
                           (principal financial officer)

Date                       November 30, 2009
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.